Lord Abbett New York Tax-Free Income Fund | Lord Abbett New York Tax-Free Income Fund
Lord Abbett New York Tax-Free Income Fund
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk.

The Fund also seeks as high a level of interest income exempt from the personal income tax of New York State as is consistent with reasonable risk. The Fund also seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 104 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees Lord Abbett New York Tax-Free Income Fund	Class A		Class C		Class F	Class I	Class P
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%		none		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lord Abbett New York Tax-Free Income Fund	Class A	Class C		Class F	Class I	Class P
Management Fees	0.45%	0.45%		0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.20%	0.85%	[1],[2]	0.10%	none	0.45%
Total Other Expenses	0.19%	0.19%		0.19%	0.19%	0.19%
Interest and Related Expenses from Inverse Floaters	0.06%	0.06%		0.06%	0.06%	0.06%
Other Expenses	0.13%	0.13%		0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.84%	1.49%	[1]	0.74%	0.64%	1.09%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.
[2]	The 12b-1 fee the Fund will pay on Class C shares will be a blended rate calculated based on (i) 1.00% of the Fund's average daily net assets attributable to shares held for less than one year and (ii) 0.80% of the Fund's average daily net assets attributable to shares held for one year or more. All Class C shareholders of the Fund will bear 12b-1 fees at the same rate.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year period for Class C shares. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example Lord Abbett New York Tax-Free Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	309	487	680	1,239
Class C	252	471	813	1,779
Class F	76	237	411	918
Class I	65	205	357	798
Class P	111	347	601	1,329

If Shares Are Not Redeemed
Expense Example No Redemption Lord Abbett New York Tax-Free Income Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	309	487	680	1,239
Class C	152	471	813	1,779
Class F	76	237	411	918
Class I	65	205	357	798
Class P	111	347	601	1,329

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18.34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

For purposes of its investment objective, the Fund uses the volatility of the Barclays Municipal Bond Index as an approximation of reasonable risk. To pursue its objective, under normal market conditions, the Fund invests at least 80% of its net assets in municipal bonds that pay interest exempt from federal, New York State, and New York City personal income tax. If the interest on a municipal bond meets these standards, the Fund will treat the bond as qualifying for purposes of the 80% requirement even if the issuer is located outside of New York State or New York City. Under normal market conditions, the Fund invests primarily in investment grade municipal bonds. Investment grade municipal bonds are rated BBB/Baa or higher (at the time of purchase) by an independent rating agency or are unrated but deemed by Lord Abbett to be of comparable quality.

The Fund may invest up to 20% of its net assets in municipal bonds rated BB/Ba or lower (at the time of purchase) by an independent rating agency or unrated but deemed by Lord Abbett to be of comparable quality (commonly referred to as “below investment grade,” “high yield,” or “junk” bonds). The Fund is nondiversified, which means it may invest a greater portion of its assets in a single issuer than a diversified fund.

The Fund may invest in all types of municipal bonds, including general obligation bonds, revenue bonds, and municipal leases. The Fund may invest up to 20% of its net assets in municipal bonds that pay interest subject to the federal alternative minimum tax (“AMT”), including certain private activity bonds (commonly referred to as “AMT paper”). Although the Fund is permitted to invest up to 20% of its net assets in fixed income securities that pay interest subject to federal, New York State, and New York City income taxes, the Fund presently has no intention of investing in this manner. These bonds may include municipal bonds issued by other states, which may be exempt from federal income tax but not from New York State and New York City income taxes. The Fund will not invest 25% or more of its total assets in any industry; however, this limitation does not apply to tax-exempt securities issued by governments or their political subdivisions. The Fund may invest in both insured and uninsured municipal bonds.

The Fund may use inverse floaters, which is a type of derivative investment that provides leveraged exposure to underlying municipal bonds whose interest payments vary inversely with changes in short-term tax-exempt interest rates. These investments are intended to increase the Fund’s income and potential investment return and are speculative. The Fund also may invest in other types of derivatives, such as futures, for speculative, hedging, or duration management purposes.

The Fund’s dollar-weighted average maturity generally is expected to be between ten and twenty-five years, but will vary with market conditions.

The Fund’s investment team focuses on credit quality, income tax exemption, total return potential, and call protection in selecting municipal bonds. The Fund generally will sell a security when it believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund.

The following is a summary of certain risks that could adversely affect the Fund’s performance or increase volatility:

  Portfolio Management Risk – If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

  Fixed Income Securities Risk – The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds. Lower rated municipal bonds in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.

  Municipal Bond Risk – Municipal bonds are subject to the same risks affecting fixed income securities in general. In addition, the price of municipal bonds may be adversely affected by legislative or political changes, tax rulings, judicial action, changes in market and economic conditions, and the fiscal condition of the municipal issuer. The market for municipal bonds generally is less liquid than other securities markets, which may make it more difficult for the Fund to sell its bonds.

  Below Investment Grade Municipal Bond Risk – Below investment grade municipal bonds typically pay a higher yield than investment grade municipal bonds, but may have greater price fluctuations and have a higher risk of default than investment grade municipal bonds. The market for below investment grade municipal bonds may be less liquid, which may make such bonds more difficult to sell at an acceptable price, especially during periods of increased market volatility or significant market decline.

  Nondiversification Risk – Because the Fund is nondiversified, it will be more exposed to risks from a single adverse economic, political, or regulatory event than a diversified fund.

  State Specific Risk – Because the Fund focuses on New York State and New York City, the Fund’s performance may be more affected by local, state, and regional factors than a fund that invests in municipal bonds issued in many states. These factors may include decreased tax revenues, budget deficits, changes in legislation or policies, adverse economic or political changes and changes in the credit ratings assigned to New York’s municipal issuers. There also is a risk that the supply of New York municipal bonds may be inadequate. In addition, the Fund’s performance also can be tied to the economic and political changes of U.S. territories and possessions, including Puerto Rico. All of this could have significant consequences for the Fund because a worsening of the economic position of a state or other issuer of bonds in which the Fund invests could lower the value of the Fund’s investments and could cause you to lose money.

  Call Risk – A substantial portion of municipal bonds are “callable,” meaning they give the issuer the right to call or redeem the bonds before maturity. As interest rates decline, these bond issuers may pay off their loans early by buying back the bonds, thus depriving the Fund of above market interest rates. Moreover, the Fund may have to reinvest the prepayment proceeds in lower yielding securities.

  Credit Risk – Municipal bonds are subject to the risk that the issuer of a security may not make interest and principal payments as they become due or may default altogether. In addition, if the market perceives a deterioration in the creditworthiness of an issuer, the value of bonds issued by that issuer tends to decline. Credit risk varies based upon the economic and fiscal conditions of each issuer and the municipalities, agencies, instrumentalities, and other issuers within the state, territory or possession. Insured municipal bonds have the credit risk of the insurer in addition to the credit risk of the underlying investment being insured. A decline in the credit quality of private activity bonds usually is directly related to a decline in the credit standing of the private user of the facility.

  Industry Risk – Nongovernmental users of facilities financed by tax-exempt revenue bonds (e.g. companies in the electric utility and health care industries) may have difficulty making payments on their obligations in the event of an economic downturn. This would negatively affect the valuation of bonds issued by such facilities.

  Derivatives Risk – Loss may result from the Fund’s investments in futures contracts, inverse floaters and other derivative instruments. These instruments may be leveraged so that small changes may produce disproportionate and substantial losses to the Fund. They also may increase the Fund’s interest rate risk and may cause the Fund to realize a limited amount of taxable income. Losses also may arise from the failure of a derivative counterparty to meet its contractual obligations.

  Extension Risk – Rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a bond and typically reducing its value.

  Governmental Risk – Government actions, including actions by local, state and regional governments, could have an adverse effect on municipal bond prices.

  Interest Rate Risk – As interest rates rise, prices of bonds (including tax-exempt bonds) generally fall, causing the Fund’s investments typically to lose value. Interest rate changes typically have a greater effect on the price of longer-term bonds, including inverse floaters, than on shorter-term bonds.

  Liquidity Risk – It may be difficult for the Fund to sell certain securities, including below investment grade municipal bonds, in a timely manner and at their stated value, which could result in losses to the Fund. In addition, the Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

  Taxability Risk – The Internal Revenue Service (“IRS”) has announced that holders of tax-exempt bonds have risks that their tax-exempt income may be reclassified as taxable if the bonds that they own were issued in an abusive transaction. Although the Fund attempts to purchase only bona fide tax-exempt securities (except for its ability to invest up to 20% of its net assets in municipal bonds that pay interest subject to AMT and fixed income securities that pay interest that is subject to regular federal income tax, New York State, and New York City personal income taxes), there is a risk that a bond issued as tax-exempt may be reclassified by the IRS as taxable, creating taxable rather than tax-exempt income.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Funds – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares as of the date of this prospectus.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares

Best Quarter 3rd Q ’09 +9.49%	Worst Quarter 3rd Q ’08 -6.36%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities index. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns Lord Abbett New York Tax-Free Income Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	7.99%	5.15%	4.17%
Class C	8.83%	4.92%	3.72%
Class F	10.62%	5.75%		5.43%	Sep. 28, 2007
Class I	10.85%			11.34%	Jan. 31, 2011
After Taxes on Distributions Class A	7.99%	5.15%	4.17%
After Taxes on Distributions and Sale of Fund Shares Class A	6.54%	5.02%	4.17%
Barclays Municipal Bond Index 9/28/2007:(reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%	5.89%	Sep. 28, 2007
Barclays Municipal Bond Index 1/31/2011:(reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%	9.55%	Jan. 31, 2011